The Company and a Summary of its Significant Accounting Policies - Additional Information (Details 1) - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-10-01
$ in Millions
Sep. 30, 2019 USD ($)
The Company and Summary of its Significant Accounting Policies [Line Items]
Remaining performance obligation, estimated revenue expected to be recognized	$ 1.7
Minimum
The Company and Summary of its Significant Accounting Policies [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	2 years
Maximum
The Company and Summary of its Significant Accounting Policies [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	3 years